UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434

Signature, Place and Date of Signing:


  /s/ Brian J. Higgins          New York, New York           May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   81

Form 13F Information Table Value Total:   $1,304,301
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1           28-10358                      KING STREET CAPITAL, LTD.

2           28-10355                      BRIAN J. HIGGINS

3           28-10357                      O. FRANCIS BIONDI, JR.

4           28-10701                      KING STREET CAPITAL, L.P.

                                                     FORM 13F INFORMATION TABLE

                                               King Street Capital Management, L.L.C.
                                                           March 31, 2004
           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                                                                                         VOTING
                                                                VALUE       SHRS OR  SH/ PUT/   INVSTMT    OTHER       AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT  PRN CALL   DISCRTN   MANAGER   SOLE SHARED NONE
ALTRIA GROUP INC               CALL               02209S903      10,890      200,000     CALL   Defined  1, 2, 3,4         X
ALTRIA GROUP INC               CALL               02209S903       7,405      136,000     CALL   Defined  1                 X
ALTRIA GROUP INC               CALL               02209S903       3,485       64,000     CALL   Defined  4                 X

ARCH WIRELESS INC              CL A               039392709       6,492      201,000  SH        Defined  1, 2, 3,4         X
ARCH WIRELESS INC              CL A               039392709       4,415      136,680  SH        Defined  1                 X
ARCH WIRELESS INC              CL A               039392709       2,078       64,320  SH        Defined  4                 X

CALPINE CORP                   COM                131347106         697      149,200  SH        Defined  1, 2, 3,4         X
CALPINE CORP                   COM                131347106         474      101,456  SH        Defined  1                 X
CALPINE CORP                   COM                131347106         223       47,744  SH        Defined  4                 X

CALPINE CORP                   CALL               131347906       5,604    1,200,000     CALL   Defined  1, 2, 3,4         X
CALPINE CORP                   CALL               131347906       3,811      816,000     CALL   Defined  1                 X
CALPINE CORP                   CALL               131347906       1,793      384,000     CALL   Defined  4                 X

CITIGROUP INC                  *W EXP 99/99/999   172967127          10       10,000 WTS        Defined  1, 2, 3,4         X
CITIGROUP INC                  *W EXP 99/99/999   172967127           4        3,600 WTS        Defined  1                 X
CITIGROUP INC                  *W EXP 99/99/999   172967127           6        6,400 WTS        Defined  4                 X

CLEVELAND CLIFFS INC           COM                185896107      13,086      200,000  SH        Defined  1, 2, 3,4         X
CLEVELAND CLIFFS INC           COM                185896107       8,898      136,000  SH        Defined  1                 X
CLEVELAND CLIFFS INC           COM                185896107       4,188       64,000  SH        Defined  4                 X

DURBAN ROODEPOORT DEEP LTD     SPONSORED ADR      266597301       3,510    1,000,000  SH        Defined  1, 2, 3,4         X
DURBAN ROODEPOORT DEEP LTD     SPONSORED ADR      266597301       2,387      680,000  SH        Defined  1                 X
DURBAN ROODEPOORT DEEP LTD     SPONSORED ADR      266597301       1,123      320,000  SH        Defined  4                 X

ELECTRONIC DATA SYS NEW        PUT                285661954       1,935      100,000     PUT    Defined  1, 2, 3,4         X
ELECTRONIC DATA SYS NEW        PUT                285661954       1,316       68,000     PUT    Defined  1                 X
ELECTRONIC DATA SYS NEW        PUT                285661954         619       32,000     PUT    Defined  4                 X

GLOBALSANTAFE CORP             CALL               G3930E901      18,051      650,000     CALL   Defined  1, 2, 3,4         X
GLOBALSANTAFE CORP             CALL               G3930E901      12,274      442,000     CALL   Defined  1                 X
GLOBALSANTAFE CORP             CALL               G3930E901       5,776      208,000     CALL   Defined  4                 X

GOODYEAR TIRE & RUBR CO        CALL               382550901       3,416      400,000     PUT    Defined  1, 2, 3,4         X
GOODYEAR TIRE & RUBR CO        CALL               382550901       2,323      272,000     PUT    Defined  1                 X
GOODYEAR TIRE & RUBR CO        CALL               382550901       1,093      128,000     PUT    Defined  4                 X

HCA INC                        PUT                404119959      20,310      500,000     PUT    Defined  1, 2, 3,4         X
HCA INC                        PUT                404119959      13,811      340,000     PUT    Defined  1                 X
HCA INC                        PUT                404119959       6,499      160,000     PUT    Defined  4                 X

KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580111      12,435      570,400 WTS        Defined  1, 2, 3,4         X
KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580111       8,456      387,872 WTS        Defined  1                 X
KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580111       3,979      182,528 WTS        Defined  4                 X

KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580129      19,980    1,009,100 WTS        Defined  1, 2, 3,4         X
KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580129      13,587      686,188 WTS        Defined  1                 X
KINDRED HEALTHCARE INC         *W EXP 04/20/200   494580129       6,394      322,912 WTS        Defined  4                 X

LINCARE HLDGS INC              PUT                532791950       3,140      100,000     PUT    Defined  1, 2, 3,4         X
LINCARE HLDGS INC              PUT                532791950       2,135       68,000     PUT    Defined  1                 X
LINCARE HLDGS INC              PUT                532791950       1,005       32,000     PUT    Defined  4                 X

MASSEY ENERGY CORP             CALL               576206906      13,242      600,000     CALL   Defined  1, 2, 3,4         X
MASSEY ENERGY CORP             CALL               576206906       9,005      408,000     CALL   Defined  1                 X
MASSEY ENERGY CORP             CALL               576206906       4,237      192,000     CALL   Defined  4                 X

METALS USA INC                 COM NEW            591324207       1,435      111,000  SH        Defined  1, 2, 3,4         X
METALS USA INC                 COM NEW            591324207         976       75,480  SH        Defined  1                 X
METALS USA INC                 COM NEW            591324207         459       35,520  SH        Defined  4                 X

PARKER DRILLING CO             COM                701081101       2,502      600,000  SH        Defined  1, 2, 3,4         X
PARKER DRILLING CO             COM                701081101       1,701      408,000  SH        Defined  1                 X
PARKER DRILLING CO             COM                701081101         801      192,000  SH        Defined  4                 X

PG&E CORP                      COM                69331C108     365,587   12,619,500  SH        Defined  1, 2, 3,4         X
PG&E CORP                      COM                69331C108     237,631    8,202,675  SH        Defined  1                 X
PG&E CORP                      COM                69331C108     127,955    4,416,825  SH        Defined  4                 X

PMA CAP CORP                   CL A               693419202       3,642      600,000  SH        Defined  1, 2, 3,4         X
PMA CAP CORP                   CL A               693419202       2,477      408,000  SH        Defined  1                 X
PMA CAP CORP                   CL A               693419202       1,165      192,000  SH        Defined  4                 X

QWEST COMMUNICATIONS INTL IN   COM                749121109       4,310    1,000,000  SH        Defined  1, 2, 3,4         X
QWEST COMMUNICATIONS INTL IN   COM                749121109       2,931      680,000  SH        Defined  1                 X
QWEST COMMUNICATIONS INTL IN   COM                749121109       1,379      320,000  SH        Defined  4                 X

SAFEWAY INC                    PUT                786514958       6,174      300,000     PUT    Defined  1, 2, 3,4         X
SAFEWAY INC                    PUT                786514958       4,198      204,000     PUT    Defined  1                 X
SAFEWAY INC                    PUT                786514958       1,976       96,000     PUT    Defined  4                 X

SBC COMMUNICATIONS INC         CALL               78387G903      24,240    1,000,000     CALL   Defined  1, 2, 3,4         X
SBC COMMUNICATIONS INC         CALL               78387G903      16,483      680,000     CALL   Defined  1                 X
SBC COMMUNICATIONS INC         CALL               78387G903       7,757      320,000     CALL   Defined  4                 X

SEMPRA ENERGY                  COM                816851109      47,700    1,500,000  SH        Defined  1, 2, 3,4         X
SEMPRA ENERGY                  COM                816851109      32,436    1,020,000  SH        Defined  1                 X
SEMPRA ENERGY                  COM                816851109      15,264      480,000  SH        Defined  4                 X

TOYS R US INC                  CALL               892335900       1,848      110,000     CALL   Defined  1, 2, 3,4         X
TOYS R US INC                  CALL               892335900       1,257       74,800     CALL   Defined  1                 X
TOYS R US INC                  CALL               892335900         591       35,200     CALL   Defined  4                 X

TRICO MARINE SERVICES INC      COM                896106101       1,190    1,000,000  SH        Defined  1, 2, 3,4         X
TRICO MARINE SERVICES INC      COM                896106101         809      680,000  SH        Defined  1                 X
TRICO MARINE SERVICES INC      COM                896106101         381      320,000  SH        Defined  4                 X

USEC INC                       COM                90333E108       5,915      700,000  SH        Defined  1, 2, 3,4         X
USEC INC                       COM                90333E108       4,022      476,000  SH        Defined  1                 X
USEC INC                       COM                90333E108       1,893      224,000  SH        Defined  4                 X

VERIZON COMMUNICATIONS         CALL               92343V904      54,810    1,500,000     CALL   Defined  1, 2, 3,4         X
VERIZON COMMUNICATIONS         CALL               92343V904      37,271    1,020,000     CALL   Defined  1                 X
VERIZON COMMUNICATIONS         CALL               92343V904      17,539      480,000     CALL   Defined  4                 X
                                                              ---------
                                                              1,304,301
                                                              ---------

03853.0002 #484051